Nicholas Company, Inc.

700 North Water Street

Milwaukee, WI 53202

May 3, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       Nicholas Money Market Fund, Inc. (the “Fund”)

            Registration Nos. 033-21561/811-05537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Registration Statement on Form N-1A which was filed electronically on April 28, 2016 with an effective date of April 30, 2016 as Amendment No. 36 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May

Nicholas Company, Inc.